The Company (Details) - USD ($)							1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
	Aug. 13, 2015	May. 12, 2015	Feb. 09, 2015	Nov. 14, 2014	Mar. 12, 2014	Dec. 27, 2013	May. 31, 2014	Mar. 31, 2014	Aug. 31, 2015	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2015	Jul. 31, 2015	Oct. 17, 2014	Aug. 31, 2014	Apr. 23, 2013	Sep. 30, 2012
The Company (Textual)
Common stock, shares										452,000,000	432,200,000	430,600,000
Preferred stock, shares										185,000	185,000	185,000
Super voting preferred votes, description										Each share of our Super Voting Preferred votes as 2,000 shares of common stock.	Each share of Preferred Stock is entitled 2,000 votes of common stock held at the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company or action by written consent in lieu of meetings with respect to any and all matters presented to the stockholders of the Company.
Accumulated deficit										$ (41,947,124)	$ (37,599,990)	$ (36,258,581)
Stockholders' equity										(13,207,960)	(12,403,146)	(12,031,671)						$ (18,615,764)
Working capital deficits										14,500,000	13,900,000
Deferred revenues included in working capital deficit										12,700,000
Working capital deficit adjusted										1,900,000
Total cash consideration					$ 800,000
Share price	$ 0.10
Negative net cash flows from operating activities											2,700,000	11,700,000
Cash from sale of land			$ 1,200,000		$ 2,100,000	$ 2,000,000
Proceeds from sale of land in dubai								$ 800,000
Unsecured note payable to Mr. Hansen										$ 1,500,000	$ 2,500,000	$ 1,000,000
Mr.Michael Hansen [Member]
The Company (Textual)
Common stock, shares										79,800,000	79,800,000
Preferred stock, shares										185,000	185,000
Voting rights percentage										55.00%	56.00%
Loans, advances and deferred salary for services rendered										$ 4,800,000
Available to be drawn down										3,500,000
Revolving loan commitment amount										5,000,000
Cash from sale of land										1,200,000
Unsecured note payable to Mr. Hansen										$ 1,500,000						$ 5,000,000	$ 1,000,000
Available funds											$ 3,500,000
Private Lender [Member]
The Company (Textual)
Repayments of borrowed loan							$ 500,000
Private Placement [Member]
The Company (Textual)
Total cash consideration		$ 2,000,000
Sale of stock, number of shares issued in transaction		20,000,000
Share price		$ 0.10
Subsequent Event [Member]
The Company (Textual)
Cash from sale of land			1,250,000
Subsequent Event [Member] | Mr.Michael Hansen [Member]
The Company (Textual)
Share price									$ 0.10
Loans, advances and deferred salary for services rendered																$ 1,500,000
Cash repayment									$ 2,500,000
Advances									$ 2,000,000
Shares converted									20,000,000
Unsecured note payable to Mr. Hansen														$ 2,500,000	$ 1,000,000
Restated revolving loan commitment, amount													$ 5,000,000
Subsequent Event [Member] | Former Substantial Stockholder [Member]
The Company (Textual)
Total cash consideration	$ 2,000,000
Sale of stock, number of shares issued in transaction	20,000,000
Share price	$ 0.10
Subsequent Event [Member] | Former Lender [Member]
The Company (Textual)
Total cash consideration	$ 500,000
Sale of stock, number of shares issued in transaction	5,000,000
Share price	$ 0.10
Subsequent Event [Member] | Private Lender [Member]
The Company (Textual)
Total cash consideration	$ 500,000
Sale of stock, number of shares issued in transaction	5,000,000
Repayments of borrowed loan			$ 1,250,000	$ 500,000
Subsequent Event [Member] | Warrant [Member] | Former Substantial Stockholder [Member]
The Company (Textual)
Share price	$ 0.10
Issuance of shares	25,000,000
Subsequent Event [Member] | Warrant [Member] | Former Lender [Member]
The Company (Textual)
Share price	$ 0.05
Issuance of shares	5,000,000
Subsequent Event [Member] | Warrant [Member] | Private Lender [Member]
The Company (Textual)
Share price	$ 0.05